Merrill Lynch Life Variable Annuity Separate Account A (“Account A”)

and

Merrill Lynch Life Variable Annuity Separate Account B (“Account B”)

Flexible Premium Individual Deferred Variable Annuity Policy

also known as

Modified Single Premium Individual Deferred Variable Annuity Policy (the “Policy”)

issued by

Transamerica Life Insurance Company

Home Office: 6400 C Street SW

Cedar Rapids, Iowa 52499

Service Center: 6400 C Street SW

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

Updating Summary Prospectus

May 1, 2022

offered through Transamerica Capital, Inc.

This Updating Summary Prospectus summarizes certain key features of the Policy. The Updating Summary Prospectus also provides a summary of Policy features that have changed.

The prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the prospectus and other information about the Policy online at Transamerica.com. You can also obtain this information at no cost by calling (800) 525-6205, or You can also request this information from Your registered representative.

You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at (800) 525-6205, Monday through Thursday 8 – 6:30, or Friday 8 – 5:30 ET.

Your election to receive reports in paper will apply to all Portfolio Companies available under Your Policy.

CONTENTS

SPECIAL TERMS	3

SUMMARY OF POLICY FEATURES THAT HAVE CHANGED	3

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY	4

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	7

SPECIAL TERMS

Annuitant: The person on whose continuation of life annuity payments may depend.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last

Fixed Account - One or more Investment Options under the Policy that are part of our general assets and are not in the Separate Account.

Individual Retirement Account or Annuity (“IRA”): A retirement arrangement meeting the requirements of Section  408 of the Internal Revenue Code (“IRC”).

Investment Option(s) - The subaccounts and the Fixed Account

Owner (You, Your) - The person who may exercise all rights and privileges under the Policy

Policy - an individual deferred, flexible premium variable annuity. Also referred to as the contract.

Policy Anniversary: The same date each year as the date of issue of the Policy.

Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner’s:

•	premium payments; minus
•

gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any Excess Interest Adjustment plus taxes (on the withdrawal)); plus

•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges (including those imposed upon termination), if any.

Policy Year: The period from one Policy Anniversary to the day preceding the next Policy Anniversary.

Portfolio Company(ies) - The investment company(ies) made available as Investment Options under the Policy. Also referred to as underlying fund portfolios.

Separate Account Value - The portion of the Policy Value that is invested in the Separate Account

Service Center: Where you send correspondence, inquiries and transaction requests. You may contact the Service Center by mail at 6400 C Street SW, Cedar Rapids, Iowa 52499 or by phone at (800) 525-6205.

SUMMARY OF POLICY FEATURES THAT HAVE CHANGED

The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the last current Prospectus. This may not reflect all of the changes that have occurred since You entered into Your Policy.

•	For changes in the names of certain portfolios and/or Advisers/Subadvisors please refer to the Appendix - Portfolio Companies Available Under the Policy.
•	For updated portfolio expense information please refer to Important Information You Should Consider About This Policy and the Appendix - Portfolio Companies Available Under the Policy.
•	For updated portfolio performance information please refer to the Appendix – Portfolio Companies Available Under the Policy.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

	FEES AND EXPENSES			Location in Prospectus
Transaction Charges

In addition to surrender charges, You also may be assessed a transfer fee and special services fee.

Transfer Fee. We reserve the right to charge for transfers among Investment Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.

Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted form, and asset verification requests from mortgage companies.

				Annuity Policy Fee Table and Expense Examples
	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.

				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix - Portfolio Companies Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	0.65%	1.35%
	Policy Maintenance Charge[2]	$0	$40
	Portfolio Company (underlying fund portfolio fees and expenses)[3]	0.14%	1.50%
	[1] As a percentage of average Separate Account Value.
	[2] Based on Policy Value.
	[3] As a percentage of Portfolio Company assets.

Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,542	Highest Annual Cost $8,085		Location in Prospectus
	Assumes:	Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive Portfolio Company fees and expenses

•  No optional benefits

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges may apply for several years under the Policy, depending on the share class. Surrender charges will reduce the value of Your Policy if You withdraw money during that time.

The benefits of tax deferral and living benefit protection also means the Policy is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Policy Transaction Expenses - Tax Information

	RISKS	Location in Prospectus
Risks Associated with Investment Options

•  An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy.

•  Each Investment Option, including the Fixed Account, has its own unique risks.

•  You should review the prospectuses for the available Portfolio Companies before making an investment decision.

Principal Risks of Investing in the Policy Transaction Expenses Appendix - Portfolio Companies Available Under the Policy
Insurance Company Risks	Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting www.transamerica.com or by calling toll-free (800)-525-6205.	Principal Risks of Investing in the Policy Transamerica Life Insurance Company, the Separate Account, the Portfolio Companies

	RESTRICTIONS	Location in Prospectus

Investments

•  We reserve the right to impose a charge for transfers in excess of 12 transfers per Policy Year.

•  We reserve the right to limit transfers in circumstances of large or frequent transfers.

•  The Fixed Account option may not be available for investment depending on when You applied for Your Policy and when it was issued.

•  We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.

Expenses - Transaction Expenses Transfers Market Timing and Disruptive Trading
Optional Benefits

•  Certain optional benefits limit or restrict the Investment Options that You may select under the Policy. We may change these restrictions in the future.

•  Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

•  We may stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.

•  In some cases, a benefit may not be available through all financial intermediaries or all states. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.

Benefits Available Under the Policy Estate Enhancer Benefit

	TAXES	Location in Prospectus
Tax Implications

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.

•  If You purchase the Policy as an Individual Retirement Account or through a tax qualified plan, You do not get any additional tax benefit.

•  You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.

Tax Information

	CONFLICT OF INTEREST	Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Policy to You , in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica Capital, Inc. (“TCI”) is the principal underwriter, may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.	Selling the Policy

Exchanges	If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy You already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.	Exchanges and/or Reinstatements

APPENDIX

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio Companies.

Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.

More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies , which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89345P267?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at 1-800-525-6205.

The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years

Investment Objective: Long-term of capital	AB Sustainable Global Thematic Growth Portfolio – Class A Advised by: AllianceBernstein L.P.	0.80%	22.87%	22.41%	15.24%

Investment Objective: Long-term growth of capital	Invesco V.I. Core Equity Fund – Series I Shares Advised by: Invesco Advisers, Inc.	0.80%	27.74%	13.97%	12.27%
Investment Objective: Seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series I Shares Advised by: Invesco Advisers, Inc.	0.79%	33.36%	11.39%	12.86%

Investment Objective: The fund seeks long-term capital growth.	American Century-VP Ultra® Fund - Class I Advised by: American Century Investment Management, Inc.	0.89%	22.99%	26.83%	20.03%

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years

Investment Objective: Seek high total investment return.	BlackRock Advantage Large Cap Core V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	0.71%	28.44%	18.13%	15.77%

Investment Objective: Seek long-term capital appreciation	BlackRock Advantage Large Cap Value V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	1.08%	26.52%	12.00%	12.85%

Investment Objective: Seek long-term growth of capital.	BlackRock Advantage SMID Cap V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	1.09%	13.64%	13.42%	13.94%

Investment Objective: To seek capital appreciation and, secondarily, income.	BlackRock Basic Value V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	0.85%	21.67%	9.24%	11.59%

Investment Objective: To seek long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund – Class I Shares Advised by: BlackRock Investment Management, LLC	0.92%	21.16%	25.36%	18.57%

Investment Objective: To seek high total investment return.	BlackRock Global Allocation V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	0.83%	6.67%	9.95%	7.94%

Investment Objective: To seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.	BlackRock Government Money Market V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	0.56%	0.01%	0.91%	0.47%

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years

Investment Objective: To seek to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	0.67%	5.34%	6.36%	6.78%

Investment Objective: Long-term capital growth.	BlackRock International V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	1.12%	11.30%	58.21%	111.98%

Investment Objective: Seek long-term capital growth.	BlackRock Advantage Large Cap Focus Growth V.I. Fund - Class I Shares Advised by: BlackRock Investment Management , LLC	0.90%	18.09%	24.62%	19.36%

Investment Objective: Seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Underlying Index”)	BlackRock S&P 500 Index V.I. Fund Class I Shares Advised by: BlackRock Investment Management, LLC	0.14%	28.53%	18.26%	16.25%

Investment Objective: To maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	0.65%	-1.42%	3.92%	3.61%

Investment Objective: To maximize total return, consistent with income generation and prudent investment management.	BlackRock U.S. Government Bond V.I. Fund - Class I Shares Advised by: BlackRock Investment Management, LLC	1.03%	-1.59%	2.56%	1.94%

Investment Objective: Seeks long term growth of capital.	Davis Value Portfolio Advised by: Davis Selected Advisers, LP	0.65%	17.85%	12.84%	12.77%

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years
Investment Objective: Seeks capital appreciation.	Federated Hermes Kaufman Fund II Primary Shares Advised by: Federated Equity Management Company of Pennsylvania	1.50%	2.51%	18.68%	16.69%
Investment Objective: Seeks to provide current income.	Federated Hermes Managed Volatility Fund II - Primary Shares Advised by: Federated Global Investment Management Corp.	0.98%	18.51%	9.22%	8.31%
Investment Objective: Seeks capital appreciation.	MFS® Growth Series – Initial Class Advised by: MFS® Investment Management	0.72%	23.53%	24.87%	19.33%
Investment Objective: The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio – Administrative Class Shares Advised by: Pacific Investment Management Company LLC	0.65%	-1.26%	3.94%	3.43%
Investment Objective: Seeks current income and preservation of capital.	Transamerica BlackRock iShares Active Asset Allocation – Conservative VP Service Class(2) Advised by: BlackRock Investment Management, LLC	0.89%	5.74%	6.35%	4.91%
Investment Objective: Seeks capital appreciation with current income as a secondary objective.	Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP Service Class(4) Advised by: BlackRock Investment Management, LLC	0.94%	7.62%	5.83%	5.38%
Investment Objective: Seeks capital appreciation and current income.	Transamerica BlackRock iShares Active Asset Allocation – Moderate VP Service Class(3) Advised by: BlackRock Investment Management, LLC	0.89%	8.33%	6.58%	5.31%

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years

Investment Objective: Seeks capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation-Balanced VP Service Class(5) Advised by: BlackRock Investment Management, LLC	0.84%	9.17%	6.12%	N/A%

Investment Objective: Seeks current income and preservation of capital	Transamerica BlackRock iShares Dynamic Allocation Growth VP – Service Class(6) Advised by: BlackRock Investment Management, LLC	0.86%	14.41%	7.12%	N/A%

Investment Objective: Seeks long-term capital appreciation.	Transamerica International Focus VP -Initial Class(7) Sub-Advised by: Epoch Investment Partners, Inc.	0.82%	10.82%	12.37%	9.39%

Investment Objective: Seeks to balance capital appreciation and income.	TA Managed Risk – Balanced ETF VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	0.63%	9.35%	7.37%	6.27%

Investment Objective: Seeks current income and preservation of capital.	TA Managed Risk- Conservative ETF VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	0.64%	2.76%	5.30%	4.90%

Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.	TA Managed Risk- Growth ETF VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	0.65%	14.05%	9.32%	8.06%

Investment Objective: Seeks capital appreciation.	TA Market Participation Strategy VP Service Class Sub-Advised by: PGIM Quantitative Solutions LLC (8)	0.96%	14.45%	11.97%	N/A%

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years

Investment Objective: Seeks a combination of capital appreciation and income.	Transamerica PIMCO Tactical – Balanced VP – Service Class Sub-Advised by: Pacific Investment Management Company LLC	1.11%	6.39%	7.64%	6.10%

Investment Objective: Seeks a combination of capital appreciation and income.	TA PIMCO Tactical – Conservative VP – Service Class Sub-Advised by: Pacific Investment Management Company LLC	1.12%	4.21%	7.11%	5.63%

Investment Objective: Seeks a combination of capital appreciation and income.	TA PIMCO Tactical – Growth VP - Service Class Sub-Advised by: Pacific Investment Management Company LLC	1.13%	9.21%	8.95%	6.88%

(1)

Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of Your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.

(2)
(3)	Effective on or about November 1, 2021 Transamerica QS Investors Active Asset Allocation - Conservative VP was renamed Transamerica BlackRock iShares Active Asset Allocation - Conservative VP.

(4)	Effective on or about November 1, 2021 Transamerica QS Investors Active Asset Allocation - Moderate VP was renamed Transamerica BlackRock iShares Active Asset Allocation - Moderate VP.

(5)	Effective on or about November 1, 2021 Transamerica QS Investors Active Asset Allocation - Moderate Growth VP was renamed Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

(6)	Effective on or about November 1, 2021 Transamerica Legg Mason Dynamic Allocation - Balanced VP was renamed Transamerica BlackRock iShares Dynamic Allocation - Balanced VP.

(7)	Effective on or about November 1, 2021 Transamerica Legg Mason Dynamic Allocation - Growth VP was renamed Transamerica BlackRock iShares Dynamic Allocation - Growth VP.

(8)

Effective on or about November 1, 2021 Transamerica International Growth VP sub-advised by TDAM USA Inc. was renamed Transamerica International Focus VP and will be sub-advised by Epoch Investment Partners, Inc.

(9)	Effective on or about September 28, 2021 Transamerica Market Participation Strategy VP had a sub-adviser change from quantitative Management Associates LLC (QMA LLC) to PGIM Quantitative Solutions LLC

NOTE: All Portfolio Companies in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.

The Prospectus and Statement of Additional Information (SAI) include additional information. The Prospectus and SAI which have the same effective date as this summary prospectus are incorporated by reference as amended or supplemented. The Prospectus and SAI are available without charge upon request. For a free copy call us at (800)525-6205 or write us at:

Transamerica Life Insurance Company

6400 C Street SW

Cedar Rapids, IA 52499

Reports and other information about the Separate Account are available on the SEC’s website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address:publicinfo@sec.gov.

EDGAR contract identifier No. is # C0000214604 for Separate Account A and C0000214620 for Separate Account B